Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 22, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
Davidson Multi-Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	DFMAX
Davidson Multi-Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	DFMCX
Davidson Multi-Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	DFMIX